Condensed Consolidated Statement of Stockholders' Deficit (Unaudited) (USD $)	Total	Common Stock	Additional Paid-In Capital	Treasury Stock	Accumulated Deficit	Non-Controlling Interest
Balances at Sep. 30, 2009	$ (100,213,746)	$ 58,048	$ 205,100,477	$ (170,057)	$ (277,838,822)	$ (27,363,392)
Balances, shares at Sep. 30, 2009		58,048,208
Share-based compensation	482,313		482,313
Cumulative effect of change in accounting principle	2,906,785		(2,154,426)		(752,359)
Biovest shares issued in settlement agreement	400,000		400,000
Accretion of preferred stock liability	(2,332,505)				(2,332,505)
Net loss for the period	(48,210,544)				(44,959,034)	(3,251,510)
Balances at Sep. 30, 2010	(152,781,267)	58,048	203,828,364	(170,057)	(325,882,720)	(30,614,902)
Balances, shares at Sep. 30, 2010	50,048,208	58,048,208
Reclassification upon dissolution of variable interest entities					3,565,534	(3,565,534)
Biovest warrants issued	1,247,582		1,247,582
Accentia Warrants Issued	696,049		696,049
Share-based compensation	16,306,738	1,566	16,305,172
Share-based compensation, shares		1,566,000
Reclassification of derivative liability to equity	35,457,696		35,457,696
Reclassification of beneficial conversion feature to equity, Accentia	598,069		598,069
Reclassification of beneficial conversion feature, Biovest	2,138,789		2,138,789
Accentia shares issued on effective date upon the conversion of debt	13,709,018	10,073	13,698,945
Accentia shares issued on effective date upon the conversion of debt, shares		10,072,644
Accentia shares issued upon the conversion of promissory notes	2,612,766	4,030	2,608,736
Accentia shares issued upon the conversion of promissory notes, shares		4,029,221
Accentia shares issued upon the resolution of disputed claims	420,641	807	419,834
Accentia shares issued upon the resolution of disputed claims, shares		806,843
Accentia shares issued for interest	60,709	153	60,556
Accentia shares issued for interest, shares		153,368
Accentia shares issued for services	40,500	56	40,444
Accentia shares issued for services, shares		56,250
Treasury shares received on effective date	(1,326,352)			(1,326,360)	8
Biovest shares issued on effective date upon the conversion of debt	6,631,156		6,631,156
Biovest shares issued upon the conversion of debt	1,383,724		1,383,724
Biovest shares issued for interest	459,169		459,169
Biovest shares issued upon the exercise of employee stock options	6,000		6,000
Accentia owned Biovest shares tendered in payment of Accentia debt	932,941		932,941
Adjustment to non-controlling interest for change in ownership of majority-owned subsidiary			(25,782,701)			25,782,701
Net loss for the period	(15,653,041)				(11,553,076)	(4,099,965)
Balances at Sep. 30, 2011	(87,059,113)	74,733	260,730,525	(1,496,417)	(333,870,254)	(12,497,700)
Balances, shares at Sep. 30, 2011	73,184,398	74,732,534
Share-based compensation			3,578,045
Biovest shares issued in settlement agreement	152,920
Reclassification of derivative liability to equity	588,235
Reclassification of beneficial conversion feature to equity, Accentia			588,235
Biovest shares issued pursuant to reorganization plan			74,938
Accentia shares issued upon the conversion of promissory notes	3,978,569	5,776	3,972,793
Accentia shares issued upon the conversion of promissory notes, shares		5,775,688
Accentia shares issued for interest		362	135,966
Accentia shares issued for interest, shares		361,314
Accentia shares issued upon the settlement of Biovest reorganization claims		283	152,637
Accentia shares issued upon the settlement of Biovest reorganization claims, shares		283,186
Accentia shares issued in private placement		1,173	398,827
Accentia shares issued in private placement, shares		1,173,021
Biovest shares issued upon the conversion of debt	584,789		584,789
Biovest shares issued for interest	74,938		51,746
Accentia owned Biovest shares tendered in payment of Accentia debt			988,443
Biovest shares issued upon the exercise of stock options for cash			600
Adjustment to non-controlling interest for change in ownership of majority-owned subsidiary			(786,976)			786,976
Proceeds from the exercise of stock warrants	144,583		(144,583)
Net loss for the period	(7,962,000)				(5,005,827)	(2,956,173)
Balances at Mar. 31, 2012	$ (84,341,917)	$ 82,327	$ 270,615,151	$ (1,496,417)	$ (338,876,081)	$ (14,666,897)
Balances, shares at Mar. 31, 2012	80,777,607	82,325,743